Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (2,273)	$ (1,730)	$ (1,551)
Deficits	(3,055)	(2,714)
Surpluses	782	984
Net deficits on pension plans	(1,305)	(831)
Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(968)	(899)
Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,305)	(831)
Deficits	(2,087)
Surpluses	782
Net deficits on pension plans	(1,305)
Pension benefits | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	0
Other Benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(968)	(899)
Deficits	(968)
Surpluses	0
Net deficits on pension plans	0
Other Benefits | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(968)
Plan assets
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	14,905	13,923	13,203
Plan assets | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	14,905	13,923
Plan assets | Other Benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0	0
Present value of defined benefit obligation
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(17,178)	(15,653)	$ (14,754)
Present value of defined benefit obligation | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(15,731)	(14,311)
Present value of defined benefit obligation | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,447)	(1,342)
Present value of defined benefit obligation | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(16,210)	(14,754)
Present value of defined benefit obligation | Pension benefits | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(15,731)
Present value of defined benefit obligation | Pension benefits | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(479)
Present value of defined benefit obligation | Other Benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(968)	$ (899)
Present value of defined benefit obligation | Other Benefits | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0
Present value of defined benefit obligation | Other Benefits | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (968)